ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION - Reclassifications (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gathering services and related fees									$ 337,819	$ 267,478	$ 216,352
Other revenues									20,659	22,597	21,623
Net impact on total revenues	$ 112,414	$ 115,201	$ 86,855	$ 86,087	$ 114,252	$ 94,152	$ 93,063	$ 85,702	400,557	387,169	326,160
Cost of natural gas and NGLs									31,398	72,415	68,037
Net impact on cost of natural gas and NGLs and total costs and expenses									$ 557,735	369,574	257,114
Reclassifications of Revenues and Expenses
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gathering services and related fees										15,616	16,805
Other revenues										3,952	10,068
Net impact on total revenues										19,568	26,873
Cost of natural gas and NGLs										19,568	26,873
Net impact on cost of natural gas and NGLs and total costs and expenses										$ 19,568	$ 26,873